Employee benefit plans - Funded status (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Net defined benefit liability and asset
Employer contributions	€ 820,000
Non-current portion of pension liability	€ 536,825,000	€ 530,559,000